Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies
Schedule of tax determination

Accumulated net taxable income		Amount to be paid $	Plus %	On the amount exceeding $
From more than $	To $
$ 0	$ 102	$ 0	25%	$ 0
$ 102	$ 1,017	$ 25	30%	$ 102
$ 1,017	onwards	$ 300	35%	$ 1,017